Pension and severance plans - Japanese plans (Details 14) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Components of net periodic (benefit) cost:
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	¥ 173
Foreign plans
Components of net periodic (benefit) cost:
Service cost	787	¥ 508	¥ 553
Interest cost	731	828	741
Expected return on plan assets	(370)	(1,170)	(443)
Amortization of net actuarial loss	179	14	27
Net periodic pension cost	1,327	¥ 180	¥ 878
Estimated net actuarial gain (loss) for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into benefits cost	¥ 92
Equity securities
Components of net periodic (benefit) cost:
Percentage of investments in securities or other investment vehicles	2.00%
Debt Securities
Components of net periodic (benefit) cost:
Percentage of investments in securities or other investment vehicles	5.00%
Other than Securities Investment
Components of net periodic (benefit) cost:
Percentage of investments in securities or other investment vehicles	93.00%